Personnel costs - Summary of Detailed Information of Restricted Stock Units Under RSU Plan (Detail) - Restricted Stock Units - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tranche 2021 I
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
RSUs outstanding as of Jan. 1	67,773	0
RSUs granted	0	68,631
RSUs forfeited	13,536	858
RSUs exercised	16,149	0
RSUs expired	0	0
RSUs outstanding as of Dec. 31	37,887	67,773
RSUs exercisable as of Dec. 31	0	0
Tranche 2021 II
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
RSUs outstanding as of Jan. 1	32,423	0
RSUs granted	0	32,476
RSUs forfeited	3,748	53
RSUs exercised	0	0
RSUs expired	0	0
RSUs outstanding as of Dec. 31	28,675	32,423
RSUs exercisable as of Dec. 31	0	0
Tranche 2022 I
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
RSUs outstanding as of Jan. 1	0
RSUs granted	26,430
RSUs forfeited	2,055
RSUs exercised	0
RSUs expired	0
RSUs outstanding as of Dec. 31	24,375	0
RSUs exercisable as of Dec. 31	0
Tranche 2022 II
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
RSUs outstanding as of Jan. 1	0
RSUs granted	28,518
RSUs forfeited	87
RSUs exercised	0
RSUs expired	0
RSUs outstanding as of Dec. 31	28,431	0
RSUs exercisable as of Dec. 31	0
Tranche 2022 III
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
RSUs outstanding as of Jan. 1	0
RSUs granted	50,342
RSUs forfeited	1,537
RSUs exercised	0
RSUs expired	0
RSUs outstanding as of Dec. 31	48,805	0
RSUs exercisable as of Dec. 31	0
Tranche 2022 IV
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
RSUs outstanding as of Jan. 1	0
RSUs granted	13,261
RSUs forfeited	0
RSUs exercised	0
RSUs expired	0
RSUs outstanding as of Dec. 31	13,261	0
RSUs exercisable as of Dec. 31	0